Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Basic - Net earnings	$ 32	$ (83)
Basic - Weighted average shares outstanding	124,023,920	123,834,242
Basic - Per share	$ 0.26	$ (0.67)
Dilutive effect of stock option conversion - Weighted average shares outstanding	140,351
Diluted - Net earnings	$ 32	$ (83)
Diluted - Weighted average shares outstanding	124,164,271	123,834,242
Diluted - Per share	$ 0.26	$ (0.67)